Condensed Financial Information of Parent Company - Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Operating expenses:
General and administrative expense	$ (9,515)	¥ (65,423)		¥ (19,807)		¥ (8,754)
Total operating expenses	(134,679)	(925,991)		(356,024)		(67,301)
Loss from operations	(67,413)	(463,498)		(248,154)		(82,472)
Loss before income tax expenses	(67,472)	(463,906)		(237,154)		(89,169)
Provision for income taxes	(3,514)	(24,160)		(5,606)
Net loss	(70,986)	(488,066)		(242,760)		(89,169)
Accretion of convertible redeemable preferred shares	(4,075)	(28,017)	$ (4,122)	(26,817)	$ (2,328)	(15,149)
Net loss attributable to ordinary shareholders	(75,061)	(516,083)		(269,577)		(104,318)
Net loss	(70,986)	(488,066)		(242,760)		(89,169)
Other comprehensive income/(loss) -Foreign currency translation adjustment, net of nil tax	2,386	16,403		(24,982)		12,995
Comprehensive loss	(68,600)	(471,663)		(267,742)		(76,174)
Series A Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares	(288)	(1,978)		(3,105)		(3,601)
Series B Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares	(1,475)	(10,140)		(12,565)		(11,548)
Series C Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares	(2,312)	(15,899)		(11,147)
Parent Company [Member]
Operating expenses:
General and administrative expense	(845)	(5,807)		(158)		(434)
Total operating expenses	(845)	(5,807)		(158)		(434)
Loss from operations	(845)	(5,807)		(158)		(434)
Investment income	7	48
Other loss, net		(1)
Loss from subsidiaries and VIEs	(70,148)	(482,306)		(242,602)		(88,735)
Loss before income tax expenses	(70,986)	(488,066)		(242,760)		(89,169)
Provision for income taxes	0	0		0		0
Net loss	(70,986)	(488,066)		(242,760)		(89,169)
Net loss attributable to ordinary shareholders	(75,061)	(516,083)		(269,577)		(104,318)
Net loss	(70,986)	(488,066)		(242,760)		(89,169)
Other comprehensive income/(loss) -Foreign currency translation adjustment, net of nil tax	2,386	16,403		(24,982)		12,995
Comprehensive loss	(68,600)	(471,663)		(267,742)		(76,174)
Parent Company [Member] | Series A Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares	(288)	(1,978)		(3,105)		(3,601)
Parent Company [Member] | Series B Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares	(1,475)	(10,140)		(12,565)		¥ (11,548)
Parent Company [Member] | Series C Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares	$ (2,312)	¥ (15,899)		¥ (11,147)